                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10155
                                  ----------------------------------------------

                 AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                                64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  816-531-5575
                                                   -----------------------------

Date of fiscal year end:  12-31
                        --------------------------------------------------------

Date of reporting period:  6-30-2006
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

American Century
Variable Portfolios II
SEMIANNUAL REPORT

[insert photo of boy with plane here]

JUNE 30, 2006

VP Inflation Protection Fund

[american century investments logo and text logo]

[blank inside cover]

Table of Contents

Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
   U.S. Fixed-Income Total Returns  . . . . . . . . . . . . . . . . . . . . 2

VP INFLATION PROTECTION

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

------

Market Perspective

[photo of Chief Investment Officer]

BY DAVID MACEWEN, CHIEF INVESTMENT OFFICER, FIXED INCOME

INFLECTION POINTS FOR THE ECONOMY, INFLATION, & FED POLICY

Two key questions that investors asked at the beginning of 2006 remained unanswered as of June 30, contributing to the U.S. bond market's worst first half since 1999. First, how strong is the economy after two years of interest rate hikes by the Federal Reserve (the Fed) and three years of rising oil prices? Economic growth surged to a three-year high in the first quarter, but slowed in the next three months, a trend that triggered debate about whether we'll experience a "soft landing" or a recession in the next 12 months.

Second, how much longer must the Fed raise rates to control inflation? Until
May, it looked like the Fed might be finished by mid-year as the economy showed signs of cooling and core inflation remained under control. But as the Fed hiked rates again on May 10, it raised the possibility of more rate increases.
Inflation fears mounted upon the release of government data that indicated at least a temporary surge in core prices.

FIRST-QUARTER UNDERPERFORMANCE HURT TIPS

The first quarter of 2006 served as a reminder that when yields rise but inflation is modest, Treasury inflation-protected securities (TIPS) can underperform. For those three months, the Lehman Brothers U.S. TIPS Index returned -2.25%, lagging the broad market, represented by the -0.65% return of the Lehman Brothers U.S. Aggregate Index. TIPS returns were also affected by CPI declines in November and December of 2005, which, because of the standard lag, resulted in downward inflation adjustments for TIPS funds during the following quarter.

Relative TIPS performance reversed in the second quarter when inflation increases factored into returns and demand for TIPS increased. The Lehman TIPS
Index beat the broad market, returning 0.49% compared with -0.08% for the Lehman
Aggregate. But the second quarter's positive return wasn't enough to overcome the first quarter's negative. The TIPS outperformance that occurred in the second quarter could continue if Treasury yields peak and energy price inflation continues to boost the CPI.

U.S. FIXED-INCOME TOTAL RETURNS
For the six months ended June 30, 2006(1)
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------
3-Month Bill                                                  2.20%
--------------------------------------------------------------------------------
2-Year Note                                                   0.80%
--------------------------------------------------------------------------------
5-Year Note                                                  -1.35%
--------------------------------------------------------------------------------
10-Year Note                                                 -3.90%
--------------------------------------------------------------------------------
30-Year Bond                                                 -8.88%
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. BOND MARKET INDICES
--------------------------------------------------------------------------------
Agency                                                       -0.03%
--------------------------------------------------------------------------------
Fixed-Rate Mortgage-Backed                                   -0.06%
--------------------------------------------------------------------------------
Aggregate (multi-sector)                                     -0.72%
--------------------------------------------------------------------------------
Treasury                                                     -1.29%
--------------------------------------------------------------------------------
Corporate Investment-Grade                                   -1.56%
--------------------------------------------------------------------------------
Treasury Inflation-Protected (TIPS)                          -1.77%
--------------------------------------------------------------------------------
(1) Total returns for periods less than one year are not annualized.

------

VP Inflation Protection - Performance

TOTAL RETURNS AS OF JUNE 30, 2006
                                                   --------------
                                                   AVERAGE ANNUAL
                                                      RETURNS
--------------------------------------------------------------------------------
                                                       SINCE        INCEPTION
                       6 MONTHS(1)      1 YEAR       INCEPTION         DATE
--------------------------------------------------------------------------------
CLASS II                 -0.75%         -1.00%       3.46%(2)        12/31/02
--------------------------------------------------------------------------------
BLENDED INDEX(3)         -0.68%         -0.32%          3.79%           --
--------------------------------------------------------------------------------
CITIGROUP U.S.
INFLATION-LINKED
SECURITIES INDEX(4)      -1.79%         -1.68%          4.98%           --
--------------------------------------------------------------------------------
 Class I                 -0.62%         -0.75%          3.93%         5/7/04
--------------------------------------------------------------------------------
(1) Total returns for periods less than one year are not annualized.

(2) The total return for Class II would have been lower if the distribution fee had not been waived from December 31, 2002 to March 31, 2003.

(3) See Index Definitions page.

(4) The Citigroup U.S. Inflation-Linked Securities Index is not subject to the tax code diversification and other regulatory requirements limiting the type and amount of securities that the fund may own.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

(continued)

------

VP Inflation Protection - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made December 31, 2002

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended June 30
--------------------------------------------------------------------------------
                               2003*         2004         2005         2006
--------------------------------------------------------------------------------
Class II                     4.89%**         1.51%        6.86%       -1.00%
--------------------------------------------------------------------------------
 Blended index                 4.16%         2.69%        6.83%       -0.32%
--------------------------------------------------------------------------------
 Citigroup U.S.
 Inflation-Linked
 Securities Index              6.15%         3.91%        9.30%       -1.68%
--------------------------------------------------------------------------------
* From 12/31/02, Class II's inception date. Not annualized.

**Returns would have been lower, along with ending value, if distribution fees had not been waived from 12/31/02 to 3/31/03.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

-------

VP Inflation Protection - Portfolio Commentary

PORTFOLIO TEAM LEADER: JEREMY FLETCHER

PERFORMANCE SUMMARY

VP Inflation Protection returned -0.62%* for the six months ended June 30, 2006, holding its value better than both the -0.68% return of the blended index and the -1.79% return of the Citigroup U.S. Inflation-Linked Securities Index. It's
also worth noting that expenses do not reduce the returns of either the
Citigroup index or the blended index, which represents 55% Citigroup U.S.
Inflation-Linked Securities Index, 25% Citigroup Government-Sponsored 1- to
3-Year Index, and 20% Citigroup 15-Year Mortgage Index.

We briefly highlight some of the economic and market factors that influenced VP
Inflation Protection's performance in the section that immediately follows, while a more detailed discussion can be found on page 2. The Portfolio
Positioning & Strategy section on the next page talks about our efforts in that environment.

BOND MARKET REVIEW

The U.S. bond market struggled against numerous headwinds during the first half of 2006 that included: (1) solid overall economic growth, (2) a national unemployment rate that fell to only 4.6%, the lowest level since mid-2001, (3)
elevated energy and commodities prices, and (4) four additional rate hikes by the Federal Reserve, leaving its short-term benchmark interest rate at the highest level since early 2001. Generally speaking, fixed-income securities lost ground in that environment, although short-maturity/duration bonds generated modest gains due to their ability to more quickly reflect the rising-rate backdrop.

Translating that performance into the perspective of VP Inflation Protection's blended index components, the Citigroup Government-Sponsored 1- to 3-Year Index
returned 1.20%, benefiting from its relatively short maturity/duration and therefore its ability to more quickly reflect the backdrop of higher interest rates and bond yields. By comparison, the Citigroup 15-Year Mortgage Index produced a roughly flat return of 0.06%.

A distant laggard, the Citigroup U.S. Inflation-Linked Securities Index returned
-1.79%, a performance that came in spite of rising breakevens on Treasury
Inflation Protected Securities (TIPS). Representing the yield gap between TIPS and their traditional counterparts, breakevens on five-, 10-, and 30-year TIPS rose by approxi-

ASSET ALLOCATION
--------------------------------------------------------------------------------
                                         % OF FUND              % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           6/30/06              12/31/05
--------------------------------------------------------------------------------
U.S. Treasury Securities                    55.6%                 55.2%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                           14.0%                 13.7%
--------------------------------------------------------------------------------
Corporate Bonds                              9.4%                  8.9%
--------------------------------------------------------------------------------
Collateralized
Mortgage Obligations                         7.6%                  7.1%
--------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed
Securities                                   5.9%                  6.4%
--------------------------------------------------------------------------------
Zero-Coupon U.S. Government Agency
Securities                                   3.0%                  3.0%
--------------------------------------------------------------------------------
Asset-Backed Securities                      2.0%                  2.2%
--------------------------------------------------------------------------------
Zero-Coupon U.S. Treasury Securities
& Equivalents                                1.7%                  1.8%
--------------------------------------------------------------------------------
Commercial Paper                              --                   1.7%
--------------------------------------------------------------------------------
Temporary
Cash Investments                             0.8%                    --
--------------------------------------------------------------------------------
*All fund returns referenced in this commentary are for Class I shares.

 Total returns for periods less than one year are not annualized.

(continued)

------

VP Inflation Protection - Portfolio Commentary

mately 35 basis points, 26 basis points, and 18 basis points, respectively.

PORTFOLIO POSITIONING & STRATEGY

On the portfolio front, we continued to manage VP Inflation Protection with long-term performance in mind while employing a multi-layered approach that seeks to protect against U.S. inflation. That meant investing a substantial portion of the portfolio's incoming cash in TIPS across a fairly wide range of maturities, which resulted in a market-like performance for that slice of the portfolio.

As always, however, we also worked side-by-side with our seasoned credit research team in an attempt to find what we believed to be attractively valued opportunities outside of TIPS. Those efforts landed inflation-linked bonds issued by Barclays Bank, Lehman Brothers, and Merrill Lynch that reset monthly off of the consumer price index -- the same index off of which TIPS adjust.

In addition, we added a variety of bonds to the portfolio's government agency holdings that we believe will provide long-term benefits. For example, we added to an already-established position in bonds issued by the Federal Farm Credit
Bank that mature in 2007, and increased holdings of bonds issued by the Private
Export Funding Corporation maturing in 2009.

Lastly, we continued to employ "mortgage rolls" for the portfolio's mortgage slice, particularly leveraging securities issued by the Federal National
Mortgage Association and Federal Home Loan Mortgage Corporation (FHLMC) with near-term settlement dates. That meant buying current-coupon, mortgage-backed securities for forward settlement, then swapping them for new, similar ones before the securities' settlement dates. This strategy helped us to continually
"coupon up," effectively adding new securities that reflected the current higher interest rates and therefore boosted VP Inflation Protection's return. We also added regular mortgage pass-throughs issued by the FHLMC.

VP INFLATION PROTECTION'S PLACE IN YOUR PORTFOLIO

VP Inflation Protection is designed to serve as a specialty bond holding, rather than as a core part of an investor's portfolio. The fund offers high overall credit quality and diversification from equities, to which many of the securities within the portfolio are negatively correlated. And because adjustments to VP Inflation Protection's distribution rate are tied to month-by-month fluctuations in the pace of inflation, we believe that the fund can best be used as a long-term inflation hedge and is not managed to generate steady current income.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           6/30/06              12/31/05
--------------------------------------------------------------------------------
30-Day SEC Yield*
Class I                                    9.52%                 4.31%
Class II                                   9.26%                 4.06%
--------------------------------------------------------------------------------
Weighted Average
Maturity                                 6.8 years             7.6 years
--------------------------------------------------------------------------------
Average Duration
(effective)                              4.5 years             4.8 years
--------------------------------------------------------------------------------
*The above-average 30-day SEC yields as of June 30, 2006, primarily resulted from an unusually elevated April inflation reading. The market conditions fostering this occurrence may not be repeated or consistently achieved in the future.

------

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(continued)

------

Shareholder Fee Example (Unaudited)
--------------------------------------------------------------------------------
                                                    EXPENSES PAID
                     BEGINNING          ENDING      DURING PERIOD*   ANNUALIZED
                   ACCOUNT VALUE    ACCOUNT VALUE     1/1/06 -         EXPENSE
                      1/1/06           6/30/06         6/30/06          RATIO*
--------------------------------------------------------------------------------
VP INFLATION PROTECTION SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Class I               $1,000           $993.80          $2.47           0.50%
--------------------------------------------------------------------------------
Class II              $1,000           $992.50          $3.71           0.75%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Class I               $1,000         $1,022.32          $2.51           0.50%
--------------------------------------------------------------------------------
Class II              $1,000         $1,021.08          $3.76           0.75%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------

VP Inflation Protection - Schedule of Investments

JUNE 30, 2006 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES - 57.2%
 $20,411,788    U.S. Treasury Inflation Indexed
                Bonds, 2.375%, 1/15/25                        $   19,872,796
--------------------------------------------------------------------------------
  16,822,630    U.S. Treasury Inflation Indexed
                Bonds, 2.00%, 1/15/26                             15,407,174
--------------------------------------------------------------------------------
  18,090,597    U.S. Treasury Inflation Indexed
                Bonds, 3.625%, 4/15/28                            21,472,001
--------------------------------------------------------------------------------
  13,865,062    U.S. Treasury Inflation Indexed
                Bonds, 3.875%, 4/15/29                            17,160,190
--------------------------------------------------------------------------------
   7,643,484    U.S. Treasury Inflation Indexed
                Bonds, 3.375%, 4/15/32                             9,025,289
--------------------------------------------------------------------------------
  13,032,363    U.S. Treasury Inflation Indexed
                Notes, 3.375%, 1/15/07                            13,070,547
--------------------------------------------------------------------------------
  51,871,040    U.S. Treasury Inflation Indexed
                Notes, 3.625%, 1/15/08(1)                         52,778,909
--------------------------------------------------------------------------------
  11,976,022    U.S. Treasury Inflation Indexed
                Notes, 3.875%, 1/15/09                            12,408,285
--------------------------------------------------------------------------------
   6,513,421    U.S. Treasury Inflation Indexed
                Notes, 4.25%, 1/15/10                              6,921,532
--------------------------------------------------------------------------------
   5,183,734    U.S. Treasury Inflation Indexed
                Notes, 0.875%, 4/15/10                             4,891,542
--------------------------------------------------------------------------------
  10,532,522    U.S. Treasury Inflation Indexed
                Notes, 3.50%, 1/15/11                             11,020,072
--------------------------------------------------------------------------------
   3,805,875    U.S. Treasury Inflation Indexed
                Notes, 2.375%, 4/15/11                             3,792,052
--------------------------------------------------------------------------------
  10,040,148    U.S. Treasury Inflation Indexed
                Notes, 3.375%, 1/15/12                            10,520,198
--------------------------------------------------------------------------------
  11,203,700    U.S. Treasury Inflation Indexed
                Notes, 3.00%, 7/15/12                             11,540,696
--------------------------------------------------------------------------------
  16,068,120    U.S. Treasury Inflation Indexed
                Notes, 1.875%, 7/15/13                            15,441,094
--------------------------------------------------------------------------------
  12,428,394    U.S. Treasury Inflation Indexed
                Notes, 2.00%, 1/15/14                             12,000,199
--------------------------------------------------------------------------------
  12,076,084    U.S. Treasury Inflation Indexed
                Notes, 2.00%, 7/15/14                             11,633,145
--------------------------------------------------------------------------------
  14,347,728    U.S. Treasury Inflation Indexed
                Notes, 1.625%, 1/15/15                            13,379,830
--------------------------------------------------------------------------------
  17,295,355    U.S. Treasury Inflation Indexed
                Notes, 1.875%, 7/15/15                            16,416,405
--------------------------------------------------------------------------------
  16,492,775    U.S. Treasury Inflation Indexed
                Notes, 2.00%, 1/15/16                             15,755,119
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $304,056,097)                                              294,507,075
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES - 14.4%
   1,500,000    AID (Israel), 4.45%, 9/15/15                       1,391,021
--------------------------------------------------------------------------------
   4,000,000    FAMCA, 2.50%, 2/15/07                              3,927,156
--------------------------------------------------------------------------------
     674,000    FAMCA, 4.25%, 7/29/08                                658,218
--------------------------------------------------------------------------------
   4,000,000    FAMCA, 3.375%, 2/15/09                             3,804,156
--------------------------------------------------------------------------------
   1,000,000    FAMCA, 5.40%, 10/14/11                               993,610
--------------------------------------------------------------------------------
   3,974,000    FAMCA, 6.71%, 7/28/14                              4,287,386
--------------------------------------------------------------------------------
   2,000,000    FFCB, 3.80%, 9/7/07                                1,961,754
--------------------------------------------------------------------------------
   6,000,000    FFCB, 2.625%, 9/17/07                              5,805,066
--------------------------------------------------------------------------------
Principal Amount                                                    Value
--------------------------------------------------------------------------------
 $ 1,500,000    FFCB, 2.65%, 4/2/08                           $    1,430,601
--------------------------------------------------------------------------------
   2,202,000    FFCB, 3.05%, 4/15/08                               2,112,958
--------------------------------------------------------------------------------
   2,000,000    FFCB, 3.00%, 5/21/08                               1,912,978
--------------------------------------------------------------------------------
   2,000,000    FFCB, 3.375%, 7/15/08                              1,921,418
--------------------------------------------------------------------------------
   3,000,000    FHLB, 4.125%, 4/18/08                              2,933,463
--------------------------------------------------------------------------------
   2,000,000    FHLB, 2.625%, 7/15/08                              1,893,988
--------------------------------------------------------------------------------
   3,000,000    FHLB, 3.625%, 11/14/08                             2,881,716
--------------------------------------------------------------------------------
   2,000,000    FHLB, 4.625%, 11/21/08                             1,964,728
--------------------------------------------------------------------------------
   2,500,000    FHLB, 4.375%, 9/17/10                              2,401,895
--------------------------------------------------------------------------------
   2,000,000    FHLB, 4.625%, 2/18/11                              1,934,986
--------------------------------------------------------------------------------
   2,000,000    FNMA, VRN, 4.50%, 7/17/06,
                resets monthly off the
                Consumer Price Index Year
                over Year plus 1.14% with
                a cap of 24.00%,
                Final Maturity 2/17/09                             1,943,760
--------------------------------------------------------------------------------
   2,000,000    PEFCO, 7.17%, 5/15/07
                (Acquired 3/29/05,
                Cost $2,125,820)(2)                                2,027,364
--------------------------------------------------------------------------------
   3,000,000    PEFCO, 3.375%, 2/15/09                             2,854,890
--------------------------------------------------------------------------------
   1,500,000    PEFCO, 5.69%, 5/15/12                              1,514,016
--------------------------------------------------------------------------------
   2,200,000    PEFCO, 4.97%, 8/15/13                              2,126,819
--------------------------------------------------------------------------------
   4,000,000    PEFCO, 4.55%, 5/15/15                              3,725,280
--------------------------------------------------------------------------------
  15,899,482    TVA Inflation Indexed Notes,
                3.375%, 1/15/07                                   15,934,461
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $76,100,852)                                                74,343,688
--------------------------------------------------------------------------------
CORPORATE BONDS - 9.7%
   3,000,000    Barclays Bank plc, VRN, 4.95%,
                7/17/06, resets monthly off the
                Consumer Price Index Year
                over  Year plus 1.40% with no caps,
                Final Maturity 5/15/07                            2,971,140
--------------------------------------------------------------------------------
   2,000,000    Barclays Bank plc, VRN, 5.30%,
                7/17/06, resets monthly off the
                Consumer Price Index Year
                over  Year plus 1.75% with no caps,
                Final Maturity 3/17/08                            1,981,120
--------------------------------------------------------------------------------
     529,000    HSBC Finance Corp., VRN, 4.63%,
                7/10/06, resets monthly off the
                Consumer Price Index Year
                over  Year plus 1.08% with no caps,
                Final Maturity 9/10/09                              502,624
--------------------------------------------------------------------------------
   3,000,000    HSBC Finance Corp., VRN, 4.66%,
                7/10/06, resets monthly off the
                Consumer Price Index Year
                over  Year plus 1.11% with no caps,
                Final Maturity 2/10/10                            2,841,090
--------------------------------------------------------------------------------
   1,067,000    HSBC Finance Corp., VRN, 4.74%,
                7/10/06, resets monthly off the
                Consumer Price Index Year
                over  Year plus 1.19% with no caps,
                Final Maturity 2/10/09                            1,026,081
--------------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------

VP Inflation Protection - Schedule of Investments

JUNE 30, 2006 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------
 $    40,000    John Hancock Life Insurance
                Co., VRN, 4.68%, 7/15/06,
                resets monthly off the Consumer
                Price Index Year over Year plus 1.13% with
                no caps, Final Maturity 6/15/10                 $     38,405
--------------------------------------------------------------------------------
      40,000    John Hancock Life Insurance
                Co., VRN, 5.17%, 7/15/06,
                resets monthly off the Consumer
                Price Index Year over Year plus 1.62% with
                no caps, Final Maturity 11/15/10                      38,866
--------------------------------------------------------------------------------
   4,020,000    Lehman Brothers Holdings Inc.,
                Series 2005 G, VRN, 4.82%,
                7/24/06, resets monthly off the
                Consumer Price Index
                Year over Year plus 1.46% with
                no caps, Final Maturity 3/23/12                    3,753,313
--------------------------------------------------------------------------------
   2,099,000    Lehman Brothers Holdings Inc.,
                Series 2005 H, VRN, 5.43%,
                7/10/06, resets monthly off the
                Consumer Price Index Year over
                Year plus 2.07% with no caps,
                Final Maturity 11/10/15                            1,980,113
--------------------------------------------------------------------------------
   4,311,000    Merrill Lynch & Co., Inc.,
                Series 2005 C, VRN, 4.16%,
                7/12/06, resets monthly off  the
                Consumer Price Index Year
                over Year plus 0.80% with
                no caps, Final Maturity 3/12/07                    4,258,880
--------------------------------------------------------------------------------
   4,500,000    Merrill Lynch & Co., Inc., VRN,
                4.52%, 7/1/06, resets monthly
                off the Consumer Price Index
                Year over Year plus 1.16% with
                no caps, Final Maturity 3/2/09                     4,374,764
--------------------------------------------------------------------------------
   4,174,000    Morgan Stanley, Series 2005 F,
                VRN, 5.46%, 7/1/06, resets
                monthly off the Consumer Price
                Index Year over Year
                plus 2.10% with no caps,
                Final Maturity 12/1/17                             3,895,093
--------------------------------------------------------------------------------
   2,000,000    Principal Life Income Funding
                Trusts, VRN, 4.41%, 7/1/06,
                resets monthly off the
                Consumer Price Index Year
                over Year plus 1.05% with
                no caps, Final Maturity 4/1/08                     1,947,660
--------------------------------------------------------------------------------
     303,000    Prudential Financial, Inc., VRN,
                5.55%, 7/3/06, resets monthly
                off the Consumer Price Index
                Year over Year plus 2.00% with
                no caps, Final Maturity 11/2/20                      275,239
--------------------------------------------------------------------------------
  10,548,000    SLM Corporation, 1.32%, 1/25/10                   10,134,308
--------------------------------------------------------------------------------
   1,500,000    SLM Corporation, Series 2006 B,
                VRN, 5.56%, 7/15/06, resets
                monthly off the Consumer Price
                Index Year over Year
                plus 2.20% with no caps,
                Final Maturity 6/15/09                             1,476,300
--------------------------------------------------------------------------------
Principal Amount                                                    Value
--------------------------------------------------------------------------------
 $    30,000    SLM Corporation, VRN, 5.51%,
                7/1/06, resets monthly off the
                Consumer Price Index Year
                over Year plus 2.15% with
                no caps, Final Maturity 2/1/14                  $     28,478
--------------------------------------------------------------------------------
   8,508,720    Toyota Motor Credit Corp.
                Inflation Indexed Bonds,
                1.22%, 10/1/09                                     8,158,331
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $51,491,803)                                                49,681,805
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(3) - 7.9%
   2,448,110    Bank of America Large
                Loan, Series 2005 MIB1,
                Class A1, VRN, 5.35%, 7/15/06,
                resets monthly off the 1-month
                LIBOR plus 0.15% with no
                caps, Final Maturity 3/15/22
                (Acquired 11/18/05,
                Cost $2,448,110)(2)                                2,449,491
--------------------------------------------------------------------------------
   2,000,000    Bear Stearns Commercial
                Mortgage Securities,
                Series 2003 T12, Class A2
                SEQ, 3.88%, 8/1/39                                 1,911,276
--------------------------------------------------------------------------------
   2,838,461    Commercial Mortgage Pass-
                Through Certificates, Series 2005 FL11,
                Class A1, VRN, 5.35%, 7/15/06, resets monthly
                off the 1-month LIBOR plus 0.15% with no caps,
                Final  Maturity 11/15/17 (Acquired
                11/18/05, Cost $2,838,461)(2)                      2,840,609
--------------------------------------------------------------------------------
   2,152,478    FHLMC, Series 2508,
                Class UL SEQ, 5.00%,
                12/15/16                                           2,120,698
--------------------------------------------------------------------------------
   1,035,682    GNMA, Series 2003-112,
                Class MN, 4.00%, 5/16/25                           1,017,702
--------------------------------------------------------------------------------
   2,000,000    GNMA, Series 2005-24,
                Class UB SEQ, 5.00%, 1/20/31                       1,932,436
--------------------------------------------------------------------------------
   6,000,000    Greenwich Capital Commercial
                Funding Corp., Series 2005 GG3,
                Class A2 SEQ, 4.31%, 8/10/42                       5,751,564
--------------------------------------------------------------------------------
   1,000,000    LB-UBS Commercial Mortgage
                Trust, Series 2003 C5,
                Class A2 SEQ, 3.48%, 7/15/27                         959,088
--------------------------------------------------------------------------------
   5,000,000    LB-UBS Commercial Mortgage
                Trust, Series 2004 C4, Class A2,
                VRN, 4.57%, 7/11/06,
                Final Maturity 6/15/29                             4,872,355
--------------------------------------------------------------------------------
   4,750,000    LB-UBS Commercial Mortgage
                Trust, Series 2005 C2, Class A2
                SEQ, 4.82%, 4/15/30                                4,612,459
--------------------------------------------------------------------------------
   2,000,000    LB-UBS Commercial Mortgage
                Trust, Series 2005 C3, Class A3
                SEQ, 4.65%, 7/30/30                                1,901,872
--------------------------------------------------------------------------------
   2,000,000    Merrill Lynch Mortgage Trust, Series
                2006 C1, Class A2, VRN, 5.62%,
                7/1/06, Final Maturity 5/12/39                     1,994,096
--------------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------

VP Inflation Protection - Schedule of Investments

JUNE 30, 2006 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------
 $ 5,000,000    Morgan Stanley Capital I,
                Series 2004 HQ3, Class A2
                SEQ, 4.05%, 1/13/41                           $    4,742,215
--------------------------------------------------------------------------------
   1,447,724    Wachovia Bank Commercial
                Mortgage Trust, Series 2005
                WL5A, Class A1, VRN, 5.30%,
                7/15/06, resets monthly off
                the 1-month LIBOR plus 0.10%
                with no caps, Final Maturity
                1/15/18 (Acquired 3/24/05,
                Cost $1,447,724)(2)                                1,448,693
--------------------------------------------------------------------------------
   2,000,000    Washington Mutual, Inc.,
                Series 2004 AR4, Class A6,
                3.81%, 6/25/34                                     1,894,310
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED  MORTGAGE OBLIGATIONS
(Cost $41,264,543)                                                40,448,864
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(3) - 6.1%
   6,000,000    FHLMC, 5.50%, settlement date
                7/18/06(4)                                         5,885,627
--------------------------------------------------------------------------------
     851,433    FHLMC, 4.50%, 5/1/19                                 805,109
--------------------------------------------------------------------------------
   4,903,785    FHLMC, 5.00%, 4/1/21                               4,722,825
--------------------------------------------------------------------------------
     462,826    FHLMC, 5.50%, 12/1/33                                446,646
--------------------------------------------------------------------------------
   5,000,000    FNMA, 5.00%, settlement date
                7/18/06(4)                                         4,815,625
--------------------------------------------------------------------------------
   9,800,000    FNMA, 5.50%, settlement date
                7/18/06(4)                                         9,619,307
--------------------------------------------------------------------------------
     148,506    GNMA, 6.00%, 6/20/17                                 147,541
--------------------------------------------------------------------------------
     245,763    GNMA, 6.00%, 7/20/17                                 244,166
--------------------------------------------------------------------------------
     962,792    GNMA, 6.00%, 5/15/24                                 959,125
--------------------------------------------------------------------------------
   3,689,146    GNMA, 5.50%, 9/20/34                               3,565,113
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $31,699,047)                                                31,211,084
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(5) - 3.1%
      25,000    FICO STRIPS - COUPON,
                4.23%, 11/30/07                                       23,190
--------------------------------------------------------------------------------
     125,000    FICO STRIPS - COUPON,
                4.40%, 11/30/08                                      109,851
--------------------------------------------------------------------------------
   1,700,000    FICO STRIPS - COUPON,
                3.875%, 3/7/09                                     1,473,096
--------------------------------------------------------------------------------
     800,000    FICO STRIPS - COUPON,
                4.39%, 6/6/09                                        684,102
--------------------------------------------------------------------------------
   3,285,000    FICO STRIPS - COUPON,
                4.01%, 11/11/09                                    2,746,307
--------------------------------------------------------------------------------
   3,000,000    FICO STRIPS - COUPON,
                3.82%, 6/6/10                                      2,440,104
--------------------------------------------------------------------------------
   2,000,000    FICO STRIPS - COUPON,
                4.31%, 9/26/10                                     1,602,594
--------------------------------------------------------------------------------
     485,000    FICO STRIPS - COUPON,
                4.58%, 11/30/10                                      385,010
--------------------------------------------------------------------------------
Principal Amount                                                     Value
--------------------------------------------------------------------------------
 $ 1,763,000    FICO STRIPS - COUPON,
                4.83%, 3/26/12                                $    1,302,728
--------------------------------------------------------------------------------
   2,000,000    FICO STRIPS - COUPON,
                4.39%, 10/6/12                                     1,433,628
--------------------------------------------------------------------------------
   2,000,000    Government Trust
                Certificates, 5.10%, 11/15/07                      1,860,686
--------------------------------------------------------------------------------
     900,000    Government Trust
                Certificates, 2.87%, 5/15/08                         814,958
--------------------------------------------------------------------------------
   1,000,000    Government Trust
                Certificates, 3.06%, 11/15/08                        881,929
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $16,415,439)                                                15,758,183
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(3) - 2.1%
     296,749    Atlantic City Electric
                Transition Funding LLC,
                Series 2003-1, Class A1
                SEQ, 2.89%, 7/20/11                                  285,371
--------------------------------------------------------------------------------
   1,531,370    CNH Equipment Trust,
                Series 2004 A, Class A3A,
                VRN, 5.27%, 7/15/06, resets
                monthly off the 1-month LIBOR
                plus 0.07%  with no caps,
                Final Maturity 10/15/08                            1,532,690
--------------------------------------------------------------------------------
   1,844,349    Countrywide Asset-Backed
                Certificates, Series 2006-6,
                Class 2A1, VRN, 5.45%,
                7/25/06, resets monthly
                off the 1-month LIBOR plus
                0.07% with no caps,
                Final Maturity 9/25/36                             1,845,466
--------------------------------------------------------------------------------
   1,797,155    Credit-Based Asset Servicing
                and Securitization, Series
                2006 CB3, Class AV1, VRN, 5.38%,
                7/25/06, resets monthly off the
                1-month  LIBOR plus 0.06% with no
                caps, Final Maturity 3/25/36                       1,798,244
--------------------------------------------------------------------------------
   3,449,189    IndyMac Residential Asset
                Backed Trust, Series 2006 B,
                Class 2A1, VRN, 5.40%,
                7/25/06, resets monthly off
                the 1-month LIBOR plus 0.06%
                with no caps,
                Final Maturity 6/25/36                             3,452,183
--------------------------------------------------------------------------------
     120,762    Residential Asset Mortgage
                Products, Inc., Series 2004
                RS10, Class AII1, VRN, 5.49%,
                7/25/06, resets monthly off
                the 1-month LIBOR plus 0.17%
                with a cap of 14.00%,
                Final Maturity 5/25/27                               120,845
--------------------------------------------------------------------------------
   1,104,020    Structured Asset Securities
                Corp., Series 2005 WF2,
                Class A1, VRN, 5.42%, 7/25/06,
                resets monthly off the 1-month
                LIBOR plus 0.08% with no caps,
                Final Maturity 5/25/35                             1,104,500
--------------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------

VP Inflation Protection - Schedule of Investments

JUNE 30, 2006 (UNAUDITED)

Principal Amount                                                   Value
--------------------------------------------------------------------------------
 $   595,896    WFS Financial Owner Trust,
                Series 2002-3, Class A4 SEQ,
                3.50%, 2/20/10                                $      595,759
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $10,739,789)                                                10,735,058
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES & EQUIVALENTS(5) - 1.8%
   1,000,000    AID (Israel), 2.64%, 2/15/07                         968,257
--------------------------------------------------------------------------------
     308,000    AID (Israel), 2.64%, 3/15/07                         296,888
--------------------------------------------------------------------------------
     493,000    Federal Judiciary, 3.37%, 2/15/07                    477,294
--------------------------------------------------------------------------------
     242,000    Federal Judiciary, 4.41%, 8/15/11                    185,449
--------------------------------------------------------------------------------
      12,000    Federal Judiciary, 4.60%, 8/15/12                      8,714
--------------------------------------------------------------------------------
   4,351,000    Federal Judiciary, 4.85%, 8/15/13                  3,000,645
--------------------------------------------------------------------------------
     353,000    REFCORP STRIPS - COUPON, 3.61%, 10/15/08             314,120
--------------------------------------------------------------------------------
   2,000,000    REFCORP STRIPS - COUPON, 3.68%, 1/15/09            1,757,112
--------------------------------------------------------------------------------
Principal Amount                                                    Value
--------------------------------------------------------------------------------
 $ 2,000,000    REFCORP STRIPS - COUPON, 4.51%, 1/15/14       $    1,354,490
--------------------------------------------------------------------------------
     232,000    REFCORP STRIPS - COUPON, 4.84%, 4/15/16              138,188
--------------------------------------------------------------------------------
     142,000    REFCORP STRIPS - COUPON, 4.87%, 7/15/17               78,598
--------------------------------------------------------------------------------
     442,000    REFCORP STRIPS - COUPON, 4.91%, 1/15/18              237,735
--------------------------------------------------------------------------------
     475,000    REFCORP STRIPS - COUPON, 4.94%, 4/15/19              237,199
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES & EQUIVALENTS
(Cost $9,377,173)                                                  9,054,689
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 0.9%
   4,417,000    FHLB Discount Notes, 4.90%, 7/3/06(6)
(Cost $4,415,798)                                                  4,417,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 103.2%
(Cost $545,560,541)                                              530,157,446
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - (3.2)%                           (16,571,396)
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                       $513,586,050
================================================================================
NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
AID = Agency for International Development
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FAMCA = Federal Agricultural Mortgage Corporation
FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
LIBOR = London Interbank Offered Rate
LB-UBS = Lehman Brothers Inc. - UBS AG
PEFCO = Private Export Funding Corporation
REFCORP = Resolution Funding Corporation
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2006.
(1) Security, or a portion thereof, has been segregated for forward commitments.
(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2006 was $8,766,157, which represented 1.7% of total net assets.
(3) Final maturity indicated, unless otherwise noted.
(4) Forward commitment.
(5) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(6)  The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Statement of Assets and Liabilities

JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $545,560,541)         $530,157,446
--------------------------------------------------------
Interest receivable                                               4,697,635
--------------------------------------------------------------------------------
                                                                534,855,081
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                      454,653
--------------------------------------------------------
Payable for investments purchased                                20,513,904
--------------------------------------------------------
Accrued management fees                                             202,970
--------------------------------------------------------
Distribution fees payable                                            97,504
--------------------------------------------------------------------------------
                                                                 21,269,031
--------------------------------------------------------------------------------
NET ASSETS                                                     $513,586,050
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                        $532,756,053
--------------------------------------------------------
Accumulated net realized loss on investment transactions        (3,766,908)
--------------------------------------------------------
Net unrealized depreciation on investments                     (15,403,095)
--------------------------------------------------------------------------------
                                                               $513,586,050
================================================================================
CLASS I, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                      $34,283,185
--------------------------------------------------------
Shares outstanding                                                3,428,443
--------------------------------------------------------
Net asset value per share                                            $10.00
--------------------------------------------------------------------------------
CLASS II, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                     $479,302,865
--------------------------------------------------------
Shares outstanding                                               47,931,914
--------------------------------------------------------
Net asset value per share                                            $10.00
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------
Interest                                                          $10,823,144
--------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------
Management fees                                                     1,164,253
--------------------------------------------------------
Distribution fees - Class II                                          559,790
--------------------------------------------------------
Directors' fees and expenses                                           28,969
--------------------------------------------------------
Other expenses                                                            507
--------------------------------------------------------------------------------
                                                                    1,753,519
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               9,069,625
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------
Net realized gain (loss) on investment transactions               (2,554,570)
--------------------------------------------------------
Change in net unrealized appreciation (depreciation) on
investments                                                      (10,159,058)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                          (12,713,628)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $(3,644,003)
================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                       2006           2005
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                              $   9,069,625   $  15,535,687
------------------------------------------------
Net realized gain (loss)                             (2,554,570)     (1,088,953)
------------------------------------------------
Change in net unrealized
appreciation (depreciation)                         (10,159,058)     (8,899,079)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                            (3,644,003)       5,547,655
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
------------------------------------------------
  Class I                                              (638,495)     (1,003,143)
------------------------------------------------------
  Class II                                           (8,440,342)    (14,532,544)
------------------------------------------------------
From net realized gains:
------------------------------------------------
  Class I                                                     --         (8,214)
------------------------------------------------------
  Class II                                                    --       (136,267)
--------------------------------------------------------------------------------
Decrease in net assets from distributions            (9,078,837)    (15,680,168)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                       78,844,968     246,392,181
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                 66,122,128     236,259,668
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                  447,463,922     211,204,254
--------------------------------------------------------------------------------
End of period                                       $513,586,050    $447,463,922
================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

JUNE 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios II, Inc. (the corporation)
is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Inflation Protection Fund (the fund)
is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is to pursue long-term total return using a strategy that seeks to protect against U.S. inflation. The fund pursues its investment objective by investing substantially all of its assets in investment-grade debt securities, primarily inflation-adjusted debt securities that are designed to protect the future purchasing power of the money invested in them. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I and Class II. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price. The fund account for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

(continued)

------

Notes to Financial Statements

JUNE 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2005, the fund had accumulated net realized capital loss carryovers for federal income tax purposes of $721,602 expiring in 2013, which may be used to offset future taxable gains.

The fund has elected to treat $208,991 of net capital losses incurred in the two-month period ended December 31, 2005, as having been incurred in the following fiscal year for federal income tax purposes.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from
0.2500% to 0.3100%. The effective annual management fee for the fund for the six months ended June 30, 2006 was 0.49% for Class I and Class II.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2006, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the

(continued)

------

Notes to Financial Statements

JUNE 30, 2006 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century
Services, LLC.

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended June 30, 2006, were as follows:

--------------------------------------------------------------------------------
                                             U.S. TREASURY     NON-U.S. TREASURY
                                               AND AGENCY          AND AGENCY
                                              OBLIGATIONS          OBLIGATIONS
--------------------------------------------------------------------------------
Purchases                                    $305,152,570          $4,636,787
--------------------------------------------------------------------------------
Proceeds from sales                          $255,507,817          $3,283,028
--------------------------------------------------------------------------------

As of June 30, 2006, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                   $546,088,091
================================================================================
Gross tax appreciation of investments                         $             --
------------------------------------------------------------
Gross tax depreciation of investments                             (15,930,645)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments               $(15,930,645)
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

(continued)

------

Notes to Financial Statements

JUNE 30, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

--------------------------------------------------------------------------------
                                                       SHARES       AMOUNT
--------------------------------------------------------------------------------
CLASS I
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2006
SHARES AUTHORIZED                                  250,000,000
================================================================================
Sold                                                   706,857    $7,198,287
-------------------------------------------------
Issued in reinvestment of distributions                 64,327       638,495
-------------------------------------------------
Redeemed                                             (172,636)   (1,746,045)
--------------------------------------------------------------------------------
Net increase (decrease)                                598,548    $6,090,737
================================================================================
YEAR ENDED DECEMBER 31, 2005
SHARES AUTHORIZED                                   50,000,000
================================================================================
Sold                                                 1,925,153   $20,070,921
-------------------------------------------------
Issued in reinvestment of distributions                 97,442     1,011,357
-------------------------------------------------
Redeemed                                             (265,627)   (2,751,334)
--------------------------------------------------------------------------------
Net increase (decrease)                              1,756,968   $18,330,944
================================================================================
CLASS II
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2006
SHARES AUTHORIZED                                  250,000,000
================================================================================
Sold                                                 9,764,623   $99,453,509
-------------------------------------------------
Issued in reinvestment of distributions                851,754     8,440,342
-------------------------------------------------
Redeemed                                           (3,459,495)  (35,139,620)
--------------------------------------------------------------------------------
Net increase (decrease)                              7,156,882   $72,754,231
================================================================================
YEAR ENDED DECEMBER 31, 2005
SHARES AUTHORIZED                                   50,000,000
================================================================================
Sold                                                23,907,694  $249,635,578
----------------------------------------------------------
Issued in reinvestment of distributions              1,412,486    14,668,811
----------------------------------------------------------
Redeemed                                           (3,492,276)  (36,243,152)
--------------------------------------------------------------------------------
Net increase (decrease)                             21,827,904  $228,061,237
================================================================================

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$500,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2006.

------

VP Inflation Protection - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------
                                                          CLASS I
--------------------------------------------------------------------------------
                                            2006(1)        2005         2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $10.26        $10.55        $10.07
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income                       0.20          0.47          0.24
-------------------------------------------
  Net Realized and Unrealized Gain (Loss)    (0.26)        (0.28)         0.48
--------------------------------------------------------------------------------
  Total From Investment Operations           (0.06)         0.19          0.72
--------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Investment Income                 (0.20)        (0.47)       (0.24)
-------------------------------------------
  From Net Realized Gains                        --        (0.01)           --
--------------------------------------------------------------------------------
  Total Distributions                        (0.20)        (0.48)       (0.24)
--------------------------------------------------------------------------------
Net Asset Value, End of Period               $10.00        $10.26       $10.55
================================================================================
  TOTAL RETURN(3)                           (0.62)%         1.81%        7.37%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      0.50%(4)         0.50%     0.49%(4)
-------------------------------------------
Ratio of Net Investment
Income to Average Net Assets               4.02%(4)         4.85%     3.52%(4)
-------------------------------------------
Portfolio Turnover Rate                         60%           82%      108%(5)
-------------------------------------------
Net Assets, End of Period
(in thousands)                              $34,283       $29,040      $11,319
--------------------------------------------------------------------------------
(1) Six months ended June 30, 2006 (unaudited).

(2) May 7, 2004 (commencement of sale) through December 31, 2004.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2004.

See Notes to Financial Statements.

------

VP Inflation Protection - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------
                                               CLASS II
--------------------------------------------------------------------------------
                          2006(1)      2005       2004       2003      2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period       $10.26      $10.55     $10.31     $10.00      $10.00
--------------------------------------------------------------------------------
Income From
Investment Operations
----------------------
  Net Investment
  Income                    0.18        0.45       0.35       0.24        --(3)
----------------------
  Net Realized
  and Unrealized
  Gain (Loss)             (0.26)      (0.28)       0.25       0.31        --(3)
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations              (0.08)        0.17       0.60       0.55        --(3)
--------------------------------------------------------------------------------
Distributions
----------------------
  From Net
  Investment Income       (0.18)      (0.45)     (0.35)     (0.24)        --(3)
----------------------
  From Net
  Realized Gains             --       (0.01)     (0.01)      --(3)           --
--------------------------------------------------------------------------------
  Total
  Distributions           (0.18)      (0.46)     (0.36)     (0.24)        --(3)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period             $10.00      $10.26     $10.55     $10.31       $10.00
================================================================================
  TOTAL RETURN(4)        (0.75)%       1.56%      5.81%      5.61%        0.00%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets              0.75%(6)       0.75%      0.74%   0.74%(5)  0.50%(5)(6)
----------------------
Ratio of Net
Investment Income
to Average Net Assets   3.77%(6)       4.60%      3.40%   2.00%(5)  0.25%(5)(6)
----------------------
Portfolio
Turnover Rate                60%         82%       108%       198%           0%
----------------------
Net Assets,
End of Period
(in thousands)          $479,303    $418,424   $199,885    $33,829       $3,000
--------------------------------------------------------------------------------
(1) Six months ended June 30, 2006 (unaudited).

(2) For the one day ended December 31, 2002 (fund inception).

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) ACIM waived the distribution fee from December 31, 2002 through March 31,
    2003. In absence of the waiver, the annualized ratios of operating expenses to average net assets and annualized ratios of net investment income to average net assets would have been 0.75% and 1.99% for the year ended
    December 31, 2003 and 0.75% and 0.00% for the period ended December 31,
    2002, respectively.

(6) Annualized.

See Notes to Financial Statements.

------

Approval of Management Agreement for VP Inflation Protection

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process is referred to as the "15(c) Process."
As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c)
Providers") concerning VP Inflation Protection (the "fund") and the services provided to the fund under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

*   the nature, extent and quality of investment management, shareholder services and other services provided to the fund under the management agreement;

*   reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

*   data comparing the cost of owning the fund to the cost of owning a similar fund;

*   data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

*   financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

*   data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. The board also had the benefit of the advice of its independent counsel throughout the period.

(continued)

------

Approval of Management Agreement for VP Inflation Protection

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

*   fund construction and design

*   portfolio security selection

*   initial capitalization/funding

*   securities trading

*   custody of fund assets

*   daily valuation of the fund's portfolio

*   shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

*   legal services

*   regulatory and portfolio compliance

*   financial reporting

*   marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES.The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objectives and approved strategies.
In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the fund, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the fund. The Directors also review detailed performance information during the 15(c) Process comparing the fund's performance with that of similar funds not managed by the advisor. If performance concerns are identified, the Directors

(continued)

------

Approval of Management Agreement for VP Inflation Protection

discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The fund's performance fell below its benchmark for the one period and above its benchmark for the three year period.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement,  and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various functions to the fund, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its

(continued)

------

Approval of Management Agreement for VP Inflation Protection

competitive fee structure, fee breakpoints as the fund complex and the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the fund reflect the complexity of assessing economies of scale.

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Directors' analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was in the lowest quartile of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that

(continued)

------

Approval of Management Agreement for VP Inflation Protection

this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the fund to determine breakpoints in the fund's fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

------

Share Class Information

Two classes of shares are authorized for sale by the fund: Class I and Class II.

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of Class I shares.
All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences. Because all shares of the fund are sold through insurance company separate accounts, additional fees may apply.

------

Additional Information

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

------

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The BLENDED INDEX is considered the benchmark for VP Inflation Protection. It consists of a mix of three Citigroup (formerly Salomon Smith Barney) indices in the following proportions: 55% Citigroup U.S. Inflation-Linked Securities Index,
25% Citigroup Government-Sponsored 1- to 3-Year Index, and 20% Citigroup 15-Year
Mortgage Index.

The CITIGROUP 15-YEAR MORTGAGE INDEX measures the performance of the 15-year maturity sector of the mortgage component of the USBIG (U.S. Broad
Investment-Grade) Index, comprising 15-year Government National Mortgage
Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae),
and Federal Home Loan Mortgage Corporation (Freddie Mac) pass-throughs and
Fannie Mae and Freddie Mac balloon mortgages.

The CITIGROUP GOVERNMENT-SPONSORED 1- TO 3-YEAR INDEX includes bonds with remaining maturities of one to three years that are issued by U.S. or supranational agencies. Supranational agencies are supported by the capital of more than one sovereign state, such as the World Bank.

The CITIGROUP U.S. INFLATION-LINKED SECURITIES INDEX (ILSI)(SM) measures the return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index (CPI).

The LEHMAN BROTHERS U.S. AGENCY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of U.S.
government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The LEHMAN BROTHERS U.S. CORPORATE INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are U.S.
dollar-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utility and financial issuers.

The LEHMAN BROTHERS U.S. FIXED-RATE MORTGAGE-BACKED SECURITIES (MBS) INDEX is
the MBS Fixed-Rate component of the Lehman Brothers U.S. Aggregate Index. It covers the mortgage-backed pass-through securities of the Government National
Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA),
and the Federal Home Loan Mortgage Corporation (FHLMC).

The LEHMAN BROTHERS U.S. TIPS (TREASURY INFLATION PROTECTED SECURITIES) INDEX
measures the performance of coupon-bearing fixed-income securities that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

The LEHMAN BROTHERS U.S. TREASURY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of the
U.S. Treasury with a remaining maturity of one year or more.

------

Notes

------

Notes

------

Notes

------

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2006 American Century Proprietary Holdings, Inc. All rights reserved.

0608
SH-SAN-50653

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)   Not applicable for semiannual report filings.

(a)(2)   Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the
         Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
         Company Act of 1940, are filed and attached hereto as Exhibit
         99.302CERT.

(a)(3)   Not applicable.

(b)      A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of
         2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

By:  /s/ William M. Lyons
   -----------------------------------------
   Name:   William M. Lyons
   Title:  President

Date:  August 21, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ William M. Lyons
   -----------------------------------------
   Name:   William M. Lyons
   Title:  President
           (principal executive officer)

Date:  August 21, 2006

By:  /s/ Maryanne L. Roepke
   -----------------------------------------
   Name:   Maryanne L. Roepke
   Title:  Sr. Vice President, Treasurer, and
           Chief Financial Officer
          (principal financial officer)

Date:  August 21, 2006